Average Annual Total Returns - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIP Stock Selector All Cap Portfolio	Apr. 29, 2023
VIP Stock Selector All Cap Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(19.51%)
Since Inception	(15.41%)	[1]
MS185
Average Annual Return:
Past 1 year	(19.24%)
Since Inception	(14.02%)	[1]

[1]	A From October 21, 2021